The Growth Fund of America®
Investment portfolio
May 31, 2025
unaudited

Common stocks 94.96% Information technology 27.07%	Shares	Value (000)
Microsoft Corp.	32,395,729	$14,913,698
NVIDIA Corp.	106,347,985	14,370,803
Broadcom, Inc.	48,942,898	11,847,607
Taiwan Semiconductor Manufacturing Co., Ltd.	125,278,468	4,003,079
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,343,893	646,441
MicroStrategy, Inc., Class A (a)	10,338,106	3,815,381
Apple, Inc.	18,706,395	3,757,179
Cloudflare, Inc., Class A (a)	19,821,290	3,288,154
Shopify, Inc., Class A, subordinate voting shares (a)	29,570,772	3,170,578
Micron Technology, Inc.	25,601,001	2,418,271
Salesforce, Inc.	7,881,200	2,091,434
ASML Holding NV	1,860,406	1,381,297
ASML Holding NV (ADR)	911,101	671,272
Synopsys, Inc. (a)	3,087,226	1,432,411
SAP SE	4,325,698	1,305,998
Motorola Solutions, Inc.	2,955,256	1,227,554
Constellation Software, Inc.	328,637	1,191,547
Oracle Corp.	5,213,712	863,026
ServiceNow, Inc. (a)	738,470	746,660
Adobe, Inc. (a)	1,747,194	725,243
SK hynix, Inc.	4,618,339	684,533
KLA Corp.	755,153	571,560
Unity Software, Inc. (a)(b)	21,169,493	552,100
AppLovin Corp., Class A (a)	1,286,452	505,576
Texas Instruments, Inc.	2,710,467	495,609
Palantir Technologies Inc., Class A (a)	3,576,179	471,269
Arista Networks, Inc. (a)	5,173,526	448,234
ARM Holdings PLC (ADR) (a)(c)	3,110,048	387,325
Aurora Innovation, Inc., Class A (a)	51,378,491	311,354
DocuSign, Inc. (a)	3,210,578	284,489
Intuit, Inc.	356,208	268,392
Applied Materials, Inc.	1,688,517	264,675
Palo Alto Networks, Inc. (a)	1,247,293	240,004
First Solar, Inc. (a)	1,493,094	236,028
Microchip Technology, Inc.	4,062,763	235,803
QUALCOMM, Inc.	1,291,168	187,478
Fabrinet, non-registered shares (a)	731,091	170,249
Accenture PLC, Class A	509,372	161,379
Atlassian Corp., Class A (a)	760,493	157,901
Advanced Micro Devices, Inc. (a)	1,423,933	157,672
Lam Research Corp.	1,870,104	151,086
Intel Corp.	7,394,181	144,556
Datadog, Inc., Class A (a)	880,770	103,825
ASM International NV	184,741	100,603
RingCentral, Inc., Class A (a)	2,993,914	77,632
ANSYS, Inc. (a)	228,961	75,745
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
HubSpot, Inc. (a)	95,022	$56,054
Fair Isaac Corp. (a)	31,467	54,321
Qorvo, Inc. (a)	713,800	54,263
MKS, Inc.	485,141	39,874
Stripe, Inc., Class B (a)(d)(e)	1,153,942	38,917
MongoDB, Inc., Class A (a)	195,900	36,992
Credo Technology Group Holding, Ltd. (a)	522,243	31,836
Flex, Ltd. (a)	336,800	14,247
		81,639,214
Consumer discretionary 14.99%
Amazon.com, Inc. (a)	58,692,977	12,032,647
Tesla, Inc. (a)	21,740,221	7,532,117
Royal Caribbean Cruises, Ltd. (b)	21,536,394	5,534,207
MercadoLibre, Inc. (a)	903,323	2,315,479
DoorDash, Inc., Class A (a)	9,331,782	1,947,076
Chipotle Mexican Grill, Inc. (a)	29,222,516	1,463,464
Starbucks Corp.	15,831,066	1,329,018
Flutter Entertainment PLC (a)	4,815,650	1,216,915
Booking Holdings, Inc.	189,744	1,047,184
Burlington Stores, Inc. (a)(b)	4,094,174	934,577
Home Depot, Inc.	2,254,630	830,358
NVR, Inc. (a)	116,354	827,967
D.R. Horton, Inc.	6,705,301	791,628
Hermes International	279,069	769,358
Duolingo, Inc., Class A (a)	1,308,850	680,091
Carvana Co., Class A (a)	1,929,948	631,402
Hilton Worldwide Holdings, Inc.	2,400,848	596,467
NIKE, Inc., Class B	9,413,842	570,385
General Motors Co.	11,135,982	552,456
Tractor Supply Co.	9,949,975	481,579
Caesars Entertainment, Inc. (a)(b)	12,838,169	345,090
Wayfair, Inc., Class A (a)	7,653,772	315,642
Floor & Decor Holdings, Inc., Class A (a)	3,221,111	230,921
Lennar Corp., Class A	2,148,817	227,946
Norwegian Cruise Line Holdings, Ltd. (a)	10,422,439	183,956
TJX Companies, Inc. (The)	1,412,392	179,232
Viking Holdings, Ltd. (a)	3,763,360	167,996
DraftKings, Inc., Class A (a)	4,221,519	151,468
Polaris, Inc. (b)	3,837,983	150,526
Rivian Automotive, Inc., Class A (a)	10,225,277	148,573
LVMH Moet Hennessy-Louis Vuitton SE	270,931	147,123
Ferrari NV (EUR denominated)	297,178	142,193
Toll Brothers, Inc.	1,297,026	135,215
McDonald’s Corp.	419,561	131,679
Aramark	2,907,843	117,768
adidas AG	329,569	82,139
Marriott International, Inc., Class A	304,274	80,277
YUM! Brands, Inc.	475,851	68,494
TopBuild Corp. (a)	220,268	62,312
Service Corp. International	759,166	59,215
		45,212,140
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Communication services 13.41%	Shares	Value (000)
Meta Platforms, Inc., Class A	24,612,061	$15,936,064
Alphabet, Inc., Class C	35,394,443	6,117,930
Alphabet, Inc., Class A	28,533,522	4,900,347
Netflix, Inc. (a)	7,322,771	8,840,269
Charter Communications, Inc., Class A (a)	2,956,527	1,171,583
Snap, Inc., Class A, nonvoting shares (a)	88,651,659	731,376
Take-Two Interactive Software, Inc. (a)	2,902,238	656,719
ROBLOX Corp., Class A (a)	6,821,881	593,367
T-Mobile US, Inc.	1,871,751	453,338
Verizon Communications, Inc.	9,754,805	428,821
Live Nation Entertainment, Inc. (a)	2,710,774	371,891
Spotify Technology SA (a)	138,033	91,811
Epic Games, Inc. (a)(d)(e)	84,249	55,754
Comcast Corp., Class A	1,475,525	51,009
Frontier Communications Parent, Inc. (a)	1,185,990	42,969
Trade Desk, Inc. (The), Class A (a)	7,365	554
		40,443,802
Industrials 12.42%
Uber Technologies, Inc. (a)	68,979,709	5,805,332
Boeing Co. (The) (a)	27,024,986	5,602,820
TransDigm Group, Inc.	2,685,558	3,943,554
General Electric Co.	12,131,032	2,983,142
GE Vernova, Inc.	2,833,456	1,340,168
Ingersoll-Rand, Inc.	16,168,976	1,320,035
Republic Services, Inc.	5,019,239	1,291,400
United Rentals, Inc.	1,698,518	1,203,196
United Airlines Holdings, Inc. (a)	13,606,048	1,080,933
Carrier Global Corp.	14,208,417	1,011,639
Axon Enterprise, Inc. (a)	1,341,517	1,006,621
XPO, Inc. (a)(b)	8,455,734	962,516
Caterpillar, Inc.	2,656,583	924,571
Safran SA	2,620,690	777,838
Quanta Services, Inc.	1,793,710	614,453
Recruit Holdings Co., Ltd.	10,141,100	612,363
HEICO Corp.	1,780,262	533,438
HEICO Corp., Class A	303,153	71,495
Dayforce, Inc. (a)(b)	9,224,036	544,956
ATI, Inc. (a)	5,984,107	476,574
RTX Corp.	3,472,189	473,884
FTAI Aviation, Ltd.	3,714,931	435,204
Delta Air Lines, Inc.	8,454,264	409,102
Equifax, Inc.	1,305,630	344,934
Ryanair Holdings PLC (ADR)	5,558,616	309,059
Ryanair Holdings PLC	315,525	8,373
Automatic Data Processing, Inc.	948,415	308,738
Old Dominion Freight Line, Inc.	1,830,796	293,239
Rocket Lab Corp. (a)	9,737,550	260,869
Eaton Corp. PLC	811,220	259,753
Northrop Grumman Corp.	463,045	224,470
Honeywell International, Inc.	950,365	215,419
Union Pacific Corp.	935,596	207,384
Copart, Inc. (a)	3,801,535	195,703
Airbus SE, non-registered shares	1,040,783	191,539
Waste Management, Inc.	769,227	185,361
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
GFL Environmental, Inc., subordinate voting shares	3,285,634	$165,695
Bombardier, Inc., Class B (a)	2,366,796	165,633
Lockheed Martin Corp.	282,905	136,468
APi Group Corp. (a)	2,644,708	123,429
Lennox International, Inc.	210,691	118,925
FedEx Corp.	469,339	102,363
Willscot Holdings Corp., Class A	3,027,431	81,589
Saia, Inc. (a)	252,098	66,657
Tetra Tech, Inc.	1,647,990	57,581
Einride AB (a)(d)(e)	267,404	8,653
		37,457,068
Health care 11.85%
Eli Lilly and Co.	10,863,134	8,013,408
Vertex Pharmaceuticals, Inc. (a)	11,996,217	5,302,928
Alnylam Pharmaceuticals, Inc. (a)(b)	10,181,075	3,100,748
Intuitive Surgical, Inc. (a)	4,447,057	2,456,287
Boston Scientific Corp. (a)	18,176,584	1,913,267
Novo Nordisk AS, Class B	26,476,097	1,841,434
HCA Healthcare, Inc.	3,864,292	1,473,802
UnitedHealth Group, Inc.	4,513,711	1,362,734
Thermo Fisher Scientific, Inc.	2,961,676	1,193,022
Abbott Laboratories	6,256,037	835,681
Stryker Corp.	1,998,236	764,605
Amgen, Inc.	2,334,081	672,635
Hims & Hers Health, Inc., Class A (a)	11,512,900	651,170
Regeneron Pharmaceuticals, Inc.	1,237,814	606,875
Exact Sciences Corp. (a)(b)	9,634,488	542,229
Molina Healthcare, Inc. (a)	1,316,391	401,552
Illumina, Inc. (a)	4,633,040	381,021
Centene Corp. (a)	6,237,802	352,062
Insmed, Inc. (a)	4,630,759	322,903
EssilorLuxottica SA	993,340	275,994
Danaher Corp.	1,243,011	236,048
Bristol-Myers Squibb Co.	4,768,811	230,238
AbbVie, Inc.	1,148,966	213,834
Insulet Corp. (a)	657,085	213,572
Merck & Co., Inc.	2,685,081	206,322
Zoetis, Inc., Class A	1,077,259	181,658
Ascendis Pharma AS (ADR) (a)	1,062,134	172,958
GE HealthCare Technologies, Inc.	2,417,926	170,561
Mettler-Toledo International, Inc. (a)	136,405	157,619
Johnson & Johnson	990,265	153,699
Veeva Systems, Inc., Class A (a)	545,371	152,540
Royalty Pharma PLC, Class A	4,385,711	144,202
Align Technology, Inc. (a)	738,315	133,591
CVS Health Corp.	1,666,942	106,751
Natera, Inc. (a)	671,727	105,952
Daiichi Sankyo Co., Ltd.	3,096,900	82,687
Ionis Pharmaceuticals, Inc. (a)	2,401,067	80,460
DexCom, Inc. (a)	820,214	70,374
Guardant Health, Inc. (a)	1,659,354	67,403
IQVIA Holdings, Inc. (a)	473,645	66,467
NovoCure, Ltd. (a)	3,297,127	63,008
Masimo Corp. (a)	340,108	55,268
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Elevance Health, Inc.	127,435	$48,915
QIAGEN NV	985,176	44,461
Vaxcyte, Inc. (a)	1,234,980	40,125
Verily Life Sciences, LLC (a)(d)(e)	673,374	35,164
CRISPR Therapeutics AG (a)(c)	957,432	34,745
Biohaven, Ltd. (a)	271,118	4,015
agilon health, Inc. (a)	1,636,794	3,634
		35,740,628
Financials 9.34%
Mastercard, Inc., Class A	5,829,865	3,413,969
Visa, Inc., Class A	8,520,635	3,111,651
KKR & Co., Inc.	17,325,166	2,104,315
Progressive Corp.	6,739,170	1,920,192
BlackRock, Inc.	1,222,089	1,197,513
Affirm Holdings, Inc., Class A (a)	23,020,319	1,194,755
Fannie Mae (a)(c)	107,995,045	1,137,188
Toast, Inc., Class A (a)	23,703,033	999,794
Wells Fargo & Co.	13,267,192	992,121
PayPal Holdings, Inc. (a)	11,987,911	842,510
Bank of America Corp.	18,331,022	808,948
Apollo Asset Management, Inc.	6,095,435	796,612
Goldman Sachs Group, Inc.	1,169,967	702,507
Marsh & McLennan Companies, Inc.	2,898,571	677,280
Blackstone, Inc.	4,809,582	667,378
Capital One Financial Corp.	3,354,556	634,514
Brookfield Corp., Class A	10,683,807	616,669
JPMorgan Chase & Co.	2,333,120	615,944
Ares Management Corp., Class A	3,368,236	557,443
Blue Owl Capital, Inc., Class A	25,807,170	482,078
Morgan Stanley	3,691,762	472,656
Ryan Specialty Holdings, Inc., Class A	6,282,026	449,605
Federal Home Loan Mortgage Corp. (a)	50,748,106	402,940
Nu Holdings, Ltd., Class A (a)	28,147,188	338,048
AIA Group, Ltd.	39,826,886	333,453
Truist Financial Corp.	7,506,251	296,497
UBS Group AG	9,262,139	294,745
Tradeweb Markets, Inc., Class A	1,955,240	282,434
First Citizens BancShares, Inc., Class A	141,231	261,119
Berkshire Hathaway, Inc., Class B (a)	497,031	250,484
Brown & Brown, Inc.	2,126,220	240,050
American Express Co.	815,866	239,905
Intercontinental Exchange, Inc.	969,597	174,333
Block, Inc., Class A (a)	2,675,489	165,211
Fiserv, Inc. (a)	893,007	145,373
Arch Capital Group, Ltd.	1,084,672	103,087
Trupanion, Inc. (a)	1,975,752	93,236
MSCI, Inc.	136,127	76,778
S&P Global, Inc.	127,402	65,339
		28,158,674
Consumer staples 2.36%
Philip Morris International, Inc.	11,562,585	2,088,087
Costco Wholesale Corp.	1,637,745	1,703,550
L’Oreal SA, non-registered shares	537,990	227,485
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
L’Oreal SA, bonus shares (a)	423,601	$179,116
L’Oreal SA, bonus shares	230,933	97,648
Hershey Co.	2,142,638	344,300
Performance Food Group Co. (a)	3,837,229	343,662
Mondelez International, Inc., Class A	3,976,007	268,341
PepsiCo, Inc.	1,893,141	248,853
Avenue Supermarts, Ltd. (a)	5,094,466	238,254
Procter & Gamble Co.	1,331,171	226,153
Coca-Cola Co.	2,960,287	213,437
Constellation Brands, Inc., Class A	1,099,135	195,965
Walmart, Inc.	1,845,578	182,195
Caseys General Stores, Inc.	395,856	173,290
Dollar Tree Stores, Inc. (a)	1,813,365	163,674
Keurig Dr Pepper, Inc.	3,109,369	104,692
Estee Lauder Companies, Inc. (The), Class A	1,142,787	76,498
Celsius Holdings, Inc. (a)	1,408,199	53,343
		7,128,543
Energy 1.35%
EOG Resources, Inc.	11,056,084	1,200,359
Exxon Mobil Corp.	7,162,630	732,737
Cenovus Energy, Inc.	18,675,239	246,139
Cenovus Energy, Inc. (CAD denominated)	12,085,623	159,222
TechnipFMC PLC	10,727,641	334,166
ConocoPhillips	3,336,288	284,752
Canadian Natural Resources, Ltd. (CAD denominated)	8,558,674	259,875
Schlumberger NV	7,071,376	233,709
Chevron Corp.	1,602,250	219,028
EQT Corp.	3,177,491	175,175
Diamondback Energy, Inc.	1,100,000	148,005
Weatherford International	779,784	33,999
Halliburton Co.	1,411,126	27,644
		4,054,810
Materials 1.30%
Sherwin-Williams Co.	3,579,043	1,284,196
Linde PLC	1,701,703	795,682
Wheaton Precious Metals Corp.	5,695,127	494,052
Steel Dynamics, Inc.	3,527,611	434,143
Albemarle Corp. (c)	3,993,326	222,668
Sika AG	787,847	210,316
Barrick Mining Corp.	7,065,332	135,372
Freeport-McMoRan, Inc.	3,304,443	127,155
Air Products and Chemicals, Inc.	376,558	105,026
International Paper Co.	1,053,221	50,355
Shin-Etsu Chemical Co., Ltd.	1,372,900	44,280
		3,903,245
Utilities 0.51%
Constellation Energy Corp.	5,027,393	1,539,136
Real estate 0.36%
CoStar Group, Inc. (a)	5,602,415	412,114
Zillow Group, Inc., Class C, nonvoting shares (a)	6,001,536	402,763
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	896,136	$192,356
Crown Castle, Inc. REIT	379,095	38,042
Millrose Properties, Inc., Class A, REIT	1,075,358	29,970
		1,075,245
Total common stocks (cost: $129,531,075,000)		286,352,505
Preferred securities 1.03% Financials 0.75%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(c)	74,834,466	1,066,391
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	6,949,015	91,974
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	40,356
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	837,016	9,827
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares (a)(f)(g)	189,851	2,041
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(c)	75,849,074	1,040,649
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	2,627
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	212,500	2,291
		2,256,156
Information technology 0.23%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(d)(e)	7,098,300	239,390
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(d)(e)	604,130	20,374
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(d)(e)	396,250	13,363
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(d)(e)	376,444	12,696
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(d)(e)	214,287	7,227
Databricks, Inc., Series J, preferred shares (a)(d)(e)	2,241,043	236,430
PsiQuantum Corp., Series E, preferred shares (a)(d)(e)	2,200,422	90,495
PsiQuantum Corp., Series D, preferred shares (a)(d)(e)	613,889	25,247
Chime Financial, Inc., Series G, preferred shares (a)(d)(e)	1,433,730	44,905
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)(e)	3,800,381	19,230
		709,357
Consumer discretionary 0.04%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)(e)	1,164,589	100,970
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)(e)	163,537	14,178
		115,148
Industrials 0.01%
Einride AB, Series C, preferred shares (a)(d)(e)	658,158	21,298
Total preferred securities (cost: $1,845,911,000)		3,101,959
Rights & warrants 0.09% Information technology 0.09%
Openai Global, LLC, rights (a)(d)(e)	177,682,110	293,175
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(d)	180,549	— (h)
Total rights & warrants (cost: $177,682,000)		293,175
The Growth Fund of America — Page 7 of 13

unaudited
Convertible stocks 0.00% Industrials 0.00%	Shares	Value (000)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)(e)	3,616,767	$2,528
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)(e)	644,229	450
Total convertible stocks (cost: $45,346,000)		2,978
Convertible bonds & notes 0.03% Industrials 0.02%	Principal amount (000)
Uber Technologies, Inc. 0% 5/15/2028 (i)	USD68,570	77,519
Information technology 0.01%
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	104,049	19,769
Total convertible bonds & notes (cost: $120,064,000)		97,288
Short-term securities 3.89% Money market investments 3.79%	Shares
Capital Group Central Cash Fund 4.29% (b)(j)	114,138,315	11,413,831
Money market investments purchased with collateral from securities on loan 0.10%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (j)(k)	243,404,793	243,405
Capital Group Central Cash Fund 4.29% (b)(j)(k)	561,904	56,190
		299,595
Total short-term securities (cost: $11,712,927,000)		11,713,426
Total investment securities 100.00% (cost: $143,433,005,000)		301,561,331
Other assets less liabilities (0.00)%		(2,124)
Net assets 100.00%		$301,559,207
The Growth Fund of America — Page 8 of 13

unaudited
Investments in affiliates(b)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Common stocks 4.20%
Information technology 0.18%
Unity Software, Inc. (a)	$286,853	$75,865	$763	$227	$189,918	$552,100	$—
Wolfspeed, Inc. (a)(l)	69,800	—	56,994	(494,283)	481,477	—	—
						552,100
Consumer discretionary 2.31%
Royal Caribbean Cruises, Ltd.	3,884,211	90,143	605,813	438,596	1,727,070	5,534,207	37,597
Burlington Stores, Inc. (a)	509,730	538,525	1,111	607	(113,174)	934,577	—
Caesars Entertainment, Inc. (a)	465,216	20,031	697	(156)	(139,304)	345,090	—
Polaris, Inc.	325,428	—	305	(320)	(174,277)	150,526	7,648
Mattel, Inc. (a)(l)	326,908	—	315,898	78,535	(89,545)	—	—
Floor & Decor Holdings, Inc., Class A (a)(m)	480,208	553,376	468,742	(159,186)	(174,735)	—	—
						6,964,400
Industrials 0.50%
XPO, Inc. (a)	637,967	373,688	38,270	(4,178)	(6,691)	962,516	—
Dayforce, Inc. (a)	363,840	173,543	723	204	8,092	544,956	—
						1,507,472
Health care 1.21%
Alnylam Pharmaceuticals, Inc. (a)	2,786,990	205,699	317,050	33,334	391,775	3,100,748	—
Exact Sciences Corp. (a)	524,164	60,649	834	170	(41,920)	542,229	—
						3,642,977
Financials 0.00%
Essent Group, Ltd. (l)	350,172	—	315,312	63,606	(98,466)	—	185
Consumer staples 0.00%
Fever-Tree Drinks PLC (l)	82,520	—	66,203	(93,219)	76,902	—	332
Energy 0.00%
Weatherford International (m)	130,256	297,211	261,562	(45,544)	(86,362)	—	1,653
Materials 0.00%
Celanese Corp. (l)	900,781	—	489,193	(303,810)	(107,778)	—	4,902
Total common stocks						12,666,949
Convertible stocks 0.00%
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)(e)(m)	—	6,180	—	—	(3,652)	—	—
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)(e)(m)	—	39,166	—	—	(38,716)	—	—
						—
Short-term securities 3.81%
Money market investments 3.79%
Capital Group Central Cash Fund 4.29% (j)	9,837,268	29,337,998	27,759,419	863	(2,879)	11,413,831	336,406
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.29% (j)(k)	180,041		123,851 (n)			56,190	— (o)
Total short-term securities						11,470,021
Total 8.01%				$(484,554)	$1,797,735	$24,136,970	$388,723
The Growth Fund of America — Page 9 of 13

unaudited
Restricted securities(e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(d)(e)	3/15/2023	$142,918	$239,390	0.08%
Stripe, Inc., Class B (a)(d)(e)	5/6/2021-8/24/2023	45,738	38,917	0.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(d)(e)	8/24/2023	13,012	20,374	0.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(d)(e)	9/29/2023	8,909	13,363	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(d)(e)	3/15/2021	15,105	12,696	0.00 (p)
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(d)(e)	8/24/2023	4,615	7,227	0.00 (p)
Openai Global, LLC, rights (a)(d)(e)	9/30/2024	177,682	293,175	0.10
Databricks, Inc., Series J, preferred shares (a)(d)(e)	12/17/2024	207,297	236,430	0.08
PsiQuantum Corp., Series E, preferred shares (a)(d)(e)	3/17/2025-5/23/2025	90,495	90,495	0.03
PsiQuantum Corp., Series D, preferred shares (a)(d)(e)	5/28/2021	16,100	25,247	0.01
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)(e)	5/1/2020	100,000	100,970	0.03
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)(e)	6/11/2021	15,000	14,178	0.01
Epic Games, Inc. (a)(d)(e)	3/29/2021	74,560	55,754	0.02
Chime Financial, Inc., Series G, preferred shares (a)(d)(e)	8/24/2021	99,027	44,905	0.01
Verily Life Sciences, LLC (a)(d)(e)	12/21/2018	83,000	35,164	0.01
Einride AB, Series C, preferred shares (a)(d)(e)	11/23/2022-4/21/2025	22,377	21,298	0.01
Einride AB (a)(d)(e)	2/1/2023	9,092	8,653	0.00 (p)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)(e)	12/1/2021	65,064	19,230	0.00 (p)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (d)(e)	12/14/2023	6,180	2,528	0.00 (p)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (d)(e)	10/22/2021	39,166	450	0.00 (p)
Total		$1,235,337	$1,280,444	0.42%

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan. The total value of all such securities was $325,611,000, which represented 0.11% of the net assets of the fund.
(d)	Value determined using significant unobservable inputs.
(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,280,444,000, which represented 0.42% of the net assets of the fund.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Amount less than one thousand.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $77,519,000, which represented 0.03% of the net assets of the fund.

(j)	Rate represents the seven-day yield at 5/31/2025.
(k)	Security purchased with cash collateral from securities on loan.
(l)	Affiliated issuer during the reporting period but no longer held at 5/31/2025.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2025. Refer to the investment portfolio for the security value at 5/31/2025.
(n)	Represents net activity.
(o)	Dividend income is included with securities lending income and is not shown in this table.
(p)	Amount less than 0.01%.
The Growth Fund of America — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Growth Fund of America — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$77,597,218	$4,003,079	$38,917	$81,639,214
Consumer discretionary	45,212,140	—	—	45,212,140
Communication services	40,388,048	—	55,754	40,443,802
Industrials	37,448,415	—	8,653	37,457,068
Health care	33,864,030	1,841,434	35,164	35,740,628
Financials	28,158,674	—	—	28,158,674
Consumer staples	6,851,779	276,764	—	7,128,543
Energy	4,054,810	—	—	4,054,810
Materials	3,903,245	—	—	3,903,245
Utilities	1,539,136	—	—	1,539,136
Real estate	1,075,245	—	—	1,075,245
Preferred securities	2,256,156	—	845,803	3,101,959
Rights & warrants	—	—	293,175	293,175
Convertible stocks	—	—	2,978	2,978
Convertible bonds & notes	—	97,288	—	97,288
Short-term securities	11,713,426	—	—	11,713,426
Total	$294,062,322	$6,218,565	$1,280,444	$301,561,331

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
The Growth Fund of America — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-005-0725
The Growth Fund of America — Page 13 of 13